UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-22147

PowerShares India Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 West Roosevelt Road, Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

CT Corporation 155 Federal Street, Suite 700 Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 983-0903

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct all comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS

PowerShares India Exchange-Traded Fund Trust

2008 Annual Report to Shareholders

October 31, 2008

PowerShares India Portfolio

Table of Contents

The Market Environment	2

Managers' Analysis	3

Frequency Distribution of Discounts & Premiums	5

Fees and Expenses	6

Consolidated Schedule of Investments	7

Consolidated Statement of Assets and Liabilities	8

Consolidated Statement of Operations	9

Consolidated Statement of Changes in Net Assets	10

Financial Highlights	11

Notes to Consolidated Financial Statements	12

Report of Independent Registered Public Accounting Firm	18

Supplemental Information	19

The Market Environment

Along with other markets across the world that suffered the global contagion, India was not spared during the twelve month reporting period ending October 31, 2008. The benchmark Bombay Stock Exchange Sensitive 30 Index (BSE SENSEX 30 Index) fell 50% but faired better than the other big player in the global/emerging growth story, China. Its major stock market indexes, the Hang Seng Index was down 54% and the Shanghai Stock Exchange Composite Index was down 70.5%. The primary culprit has been the global credit crisis, which broadly pulled down world equity, fixed income, and commodity markets. This had greatly restricted the velocity of money and the ability to borrow by both businesses and consumers, resulting in decelerating economic growth along with a flight to perceived quality. The Reserve Bank of India reacted as many central banks world wide did by slashing its main interest rate, the overnight repo rate, from a high of 9% to 8%. This has hurt the Rupee versus the U.S. dollar as it has moved from under 40 INR/USD to over 50 INR/USD. In sum, all of India is suffering from the same ills that have affected the rest of the world.

Managers' Analysis

PowerShares India Portfolio (ticker: PIN)

The PowerShares India Portfolio (the "Fund") seeks to replicate the Indus India Index (the "Index"), which is designed to replicate the Indian equity markets as a whole, through a group of 50 Indian stocks selected from a universe of the largest companies listed on two major Indian exchanges. The Index has 50 constituents, spread among the following sectors: Information Technology, Health Services, Financial Services, Heavy Industry and Consumer Products. The Index is supervised by an index committee, comprised of representatives of the Index Provider and members of academia specializing in emerging markets.

During the reporting period from March 4, 2008 (commencement of investment operations) to October 31, 2008, the Fund declined 51.02%. This was a steeper decline than the comparative index, BSE SENSEX 30 Index, which declined 40.80%. The decline in the Fund was due to being heavily weighted in Financial Services and Telecommunication Services sectors and having some exposure to the Industrials sector, which was the worst performing sector (-76.36%). Of particular note were the following poor performing stocks that contributed heavily to the negative return: Oil and Natural Gas Corp., Ltd., Reliance Industries, Ltd., Reliance Communications, Ltd., Reliance Petroleum, Ltd., and Infosys Technologies, Ltd. In combination, the global contagion offset the potential opportunity associated with the country of India and contributed to the drop in the Fund.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Energy	28.5
Information Technology	17.0
Financial Services	13.6
Telecommunication Services	10.7
Industrials	7.8
Consumer Staples	6.2
Utilities	5.6
Materials	4.6
Health Care	3.0
Consumer Discretionary	2.9
Time Deposit	1.9
Other	(1.8)

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Large-Cap Growth	68.5
Large-Cap Value	27.2
Mid-Cap Growth	3.0
Mid-Cap Value	1.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
Infosys Technologies, Ltd.	11.6
Reliance Industries, Ltd.	9.9
Oil and Natural Gas Corp., Ltd.	8.5
Hindustan Unilever, Ltd.	5.9
Bharti Airtel, Ltd.	4.8
Reliance Communications, Ltd.	4.2
Reliance Petroleum, Ltd.	3.4
HDFC Bank, Ltd.	3.1
NTPC, Ltd.	2.7
Indian Oil Corp., Ltd.	2.6
Total	56.7

Manager Analysis (Continued)

PowerShares India Portfolio (ticker: PIN)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of October 31, 2008

Index

Fund Inception† Cumulative
Indus India Index	-51.53
BSE SENSEX 30 Index	-40.80
S&P CNX Nifty Index	-40.12

Fund

NAV	-51.02
Share Price Return	-51.87

Fund Inception: March 5, 2008

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's most recent prospectus, the expense ratio of 0.78% is expressed as a unitary fee to cover expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See www.invescopowershares.com to find the most recent month end performance numbers. The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The BSE SENSEX 30 Index and S&P CNX Nifty Index are unmanaged indexes used as a measurement of change in stock market conditions based on the average performance of approximately 30 and 50 common stocks, respectively.

† Fund returns are based on the inception date of the Fund. Returns for the benchmark indexes are based on the closest month end to the Fund's inception date.

Frequency Distribution of Discounts & Premiums

Since Inception thru October 31, 2008

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24 Basis Points	25-49 Basis Points	50-99 Basis Points	100-149 Basis Points	150-199 Basis Points	200+ Basis Points
PIN	PowerShares India Portfolio	03/05/08	193	14	17	30	25	17	21
				Closing Below Above NAV (bps)
				-0-24 Basis Points	-25-49 Basis Points	-50-99 Basis Points	-100-149 Basis Points	-150-199 Basis Points	-200+ Basis Points
				15	11	22	6	6	9

Fees and Expenses

As a shareholder of the PowerShares India Portfolio Fund Trust (the "Fund"), you incur a unitary management fee. The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2008.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expense Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on Number of Days in the Period	Expense Paid During the Six-Month Period (1)
Actual	$1,000.00	$462.90	0.78%	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	0.78%	$3.96

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended October 31, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing by 366.

Consolidated Schedule of Investments

PowerShares India Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks—99.9%**
	India—99.9%
	Consumer Discretionary—2.9%
2,026	Bosch, Ltd.	$135,490
13,161	Hero Honda Motors, Ltd.	201,481
273,203	ITC, Ltd.	866,173
63,766	Tata Motors, Ltd.	231,241
		1,434,385
	Consumer Staples—6.2%
622,430	Hindustan Unilever, Ltd.	2,855,451
5,121	Nestle India, Ltd.	152,940
		3,008,391
	Energy—28.5%
21,777	Bharat Petroleum Corp., Ltd.	127,138
206,707	Cairn India, Ltd.*	558,133
183,155	Essar Oil, Ltd.*	327,494
86,147	Gail India, Ltd.	383,752
185,245	Indian Oil Corp., Ltd.	1,275,529
294,641	Oil and Natural Gas Corp., Ltd.	4,140,743
171,840	Reliance Industries, Ltd.	4,834,218
618,450	Reliance Natural Resources, Ltd.*	563,402
929,732	Reliance Petroleum, Ltd.*	1,671,143
		13,881,552
	Financial Services—13.6%
56,626	Axis Bank, Ltd.	667,036
90,332	DLF, Ltd.	413,058
71,931	HDFC Bank, Ltd.	1,524,906
31,327	Housing Development Finance Corp., Ltd.	1,143,785
93,365	ICICI Bank, Ltd.	776,670
80,063	Indiabulls Financial Services, Ltd.	182,725
77,993	Indiabulls Real Estate, Ltd.	196,282
443,488	Infrastructure Development Finance Co., Ltd.	532,725
48,431	Reliance Capital, Ltd.	661,531
507,653	Unitech, Ltd.	521,322
		6,620,040
	Health Care—3.0%
144,117	Cipla, Ltd.	522,884
18,179	Dr. Reddy's Laboratories, Ltd.	157,636
38,121	Ranbaxy Laboratories, Ltd.	132,661
27,806	Sun Pharmaceutical Industries, Ltd.	643,261
		1,456,442
	Industrials—7.8%
23,906	Bharat Heavy Electricals, Ltd.	649,016
206,728	Jaiprakash Associates, Ltd.	308,639
37,914	Larsen & Toubro, Ltd.	633,887
47,388	Mundra Port & Special Economic Zone, Ltd.	345,779
103,576	Punj Lloyd, Ltd.	380,766
64,398	Reliance Infrastructure, Ltd.	620,669
52,360	Siemens India, Ltd.	287,065
95,634	Sterlite Industries (India), Ltd.	575,504
		3,801,325

Number of Shares		Value
	Common Stocks (Continued)
	India (Continued)
	Information Technology—17.0%
195,908	Infosys Technologies, Ltd.	$5,679,833
13,858	Oracle Financial Services Software, Ltd.*	178,194
61,487	Satyam Computer Services, Ltd.	389,394
91,768	Tata Consultancy Services	1,022,710
181,175	Wipro, Ltd.	1,026,272
		8,296,403
	Materials—4.6%
72,402	Hindustan Zinc, Ltd.	487,164
21,510	Jindal Steel & Power, Ltd.	356,597
28,941	JSW Steel, Ltd.	189,077
54,424	National Aluminium Co., Ltd.	181,238
227,471	Sesa Goa, Ltd.	378,349
371,076	Steel Authority of India, Ltd.	668,490
		2,260,915
	Telecommunication Services—10.7%
171,162	Bharti Airtel, Ltd.*	2,357,376
297,488	Idea Cellular, Ltd.*	266,961
448,865	Reliance Communications, Ltd.	2,062,274
51,358	Tata Communication, Ltd.	534,844
		5,221,455
	Utilities—5.6%
450,614	NTPC, Ltd.	1,312,996
404,201	Power Grid Corporation of India, Ltd.	586,180
226,761	Reliance Power, Ltd.*	485,982
24,798	Tata Power Co., Ltd.	354,194
		2,739,352
	Total Common Stocks (Cost: $81,372,412)	48,720,260
Face Value
	Short-Term Instruments—1.9%
	Time Deposit—1.9%
$920,508	Citibank 0.17%, 11/3/08	920,508
	Total Short-Term Instruments (Cost: $920,508)	920,508
	Total Investments—101.8% (Cost $82,292,920)	$49,640,768
	Liabilities, less cash and other assets—(1.8)%	(875,772)
	Net Assets—100.0%	$48,764,996

*  Non-income producing security.

**  The majority of foreign securities are fair valued using adjusted closing market prices. See Note 2A.

See Notes to Consolidated Financial Statements.

Consolidated Statement of Assets and Liabilities

PowerShares India Portfolio

October 31, 2008

ASSETS:
Investments at value	$49,640,768
Cash	1,160,501
Foreign currency, at value (Cost $254,629)	256,886
Receivables:
Dividends	7,615
Total Assets	51,065,770
LIABILITIES:
Payables:
Investments purchased	2,269,466
Accrued unitary management fee	31,308
Total Liabilities	2,300,774
NET ASSETS	$48,764,996
NET ASSETS CONSIST OF:
Shares of beneficial interest	$85,645,042
Accumulated undistributed net investment loss	(36,405)
Accumulated undistributed net realized gain (loss)	(4,193,780)
Net unrealized appreciation (depreciation)	(32,649,861)
Net Assets	$48,764,996
Shares of beneficial interest outstanding (unlimited shares of $0.01 par value authorized)	4,004,000
Net asset value	$12.18
Share price	$12.24
Investments at cost	$82,292,920

See Notes to Consolidated Financial Statements.

Consolidated Statement of Operations

PowerShares India Portfolio

For the Period March 4, 2008 (commencement of operations) to October 31, 2008

INVESTMENT INCOME:
Dividend income	$492,342
Interest income	6,166
Total Income	498,508
EXPENSES:
Unitary management fee	221,515
Total Expenses	221,515
Net Investment Income	276,993
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(4,176,395)
Foreign currency transactions	(82,568)
Net realized gain (loss)	(4,258,963)
Net change in unrealized appreciation (depreciation) from:
Investments	(21,673,026)
Foreign currency translations	(10,976,835)
Net change in unrealized appreciation (depreciation)	(32,649,861)
Net realized and unrealized gain (loss)	(36,908,824)
Net decrease in net assets resulting from operations	$(36,631,831)

See Notes to Consolidated Financial Statements.

Consolidated Statement of Changes in Net Assets

PowerShares India Portfolio

For the Period March 4, 2008 (commencement of operations) to October 31, 2008

OPERATIONS:
Net investment income	$276,993
Net realized gain (loss)	(4,258,963)
Net change in unrealized appreciation (depreciation)	(32,649,861)
Net decrease in net assets resulting from operations	(36,631,831)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(248,215)
Return of capital	(14,462)
Total distributions to shareholders	(262,677)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	87,905,167
Value of shares repurchased	(2,701,384)
Transaction fees	355,721
Net increase in net assets resulting from shares transactions	85,559,504
Increase in Net Assets	48,664,996
NET ASSETS:
Beginning of period	100,000
End of period	$48,764,996
Undistributed net investment loss at end of period	$(36,405)
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,200,000
Shares repurchased	(200,000)
Shares outstanding, beginning of period	4,000
Shares outstanding, end of period	4,004,000

See Notes to Consolidated Financial Statements.

Financial Highlights

PowerShares India Portfolio

For the Period March 4, 2008 (a) through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.12
Net realized and unrealized gain (loss)	(13.01)
Total from operations	(12.89)
Distributions to shareholders from:
Net investment income	(0.09)
Return of capital(c)	(0.00)
Total distributions	(0.09)
Transaction fees(b)	0.16
Net asset value at end of period	$12.18
Share price at end of period(d)	$12.24
NET ASSET VALUE, TOTAL RETURN(e)	(51.04)%
SHARE PRICE, TOTAL RETURN(e)	(50.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$48,765
Ratio to average net assets of:
Expenses(f)	0.78%
Net investment income(f)	0.98%
Potfolio turnover rate(g)	22%

(a)  Commencement of investment operations.

(b)  Based on average shares outstanding.

(c)  Amount represents less than $0.005.

(d)  The mean between the last bid and ask prices.

(e)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized. The net asset value total return from Fund inception March 5, 2008 (first day of exchange trading) to October 31, 2008 is (51.02)%. The share price total return from Fund inception to October 31, 2008 was (51.87)%.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Consolidated Financial Statements.

Notes to Consolidated Financial Statements

PowerShares India Exchange-Traded Fund Trust

October 31, 2008

Note 1. Organization

PowerShares India Exchange-Traded Fund Trust (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Massachusetts business trust on August 3, 2007 and is authorized to have multiple series or portfolios. The Trust currently consists of one portfolio, the PowerShares India Portfolio, an exchange-traded index fund (the "Portfolio"). The Portfolio carries out its investment strategy by investing substantially all of its assets in PowerShares Mauritius, a wholly-owned subsidiary organized in Mauritius (the "Subsidiary"). The Subsidiary invests at least 90% of its total assets in securities that comprise the Underlying Index and American Depository Receipts ("ADRs") based on securities in the Underlying Index. Invesco PowerShares Capital Management LLC (the "Adviser") serves as investment adviser to both the Portfolio and the Subsidiary (collectively the "Fund"). Through such investment structure, the Fund expects to obtain benefits from a tax treaty between Mauritius and India. To obtain benefits under the tax treaty, the Subsidiary must meet certain tests and conditions, including the establishment of Mauritius tax residence.

The Fund's shares are listed on the New York Stock Exchange Arca, Inc. The Fund's market price may differ to some degree from the net asset value of the Shares of the Fund. Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value, only in a large specified number of Shares each called a "Creation Unit." Creation Units are issued and redeemed principally in cash. Except when aggregated in Creation Units by Authorized Participants, Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Indus India Index (or "Underlying Index").

Note 2. Significant Accounting Policies

The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from those estimates. The accompanying financial statements reflect the financial position of the Portfolio and its Subsidiary and the results of their operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation. The following is a summary of the significant accounting policies followed by the Fund in preparation of its consolidated financial statements.

A. Security Valuations

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

October 31, 2008

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day net asset value per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

October 31, 2008

B. Other Risks

The Fund concentrates its investments in Indian Securities, subjecting the Fund to greater risk than a fund that invests in a wider range of countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country.

There can be no assurance that the terms of the tax treaty between Mauritius and India or its applicability to the Fund will not be subject to renegotiation or a different interpretation. Any change in the treaty could result in withholding and other taxes imposed on the Fund by tax authorities in India. This could reduce the return to the Fund on its investments and the return received by the Fund's shareholders.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.

C. Foreign Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon the prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses on investments which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale date are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those securities but are included in realized gains and losses on investment securities sold.

D. Federal Income Taxes

The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Fund will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is included.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales and passive foreign investment company adjustments, if any.

The Fund will file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

The subsidiary expects to: (i) comply with the requirements of the tax treaty; (ii) be a tax resident of Mauritius; and (iii) maintain that its central management and control resides in Mauritius, and therefore able to obtain the benefits of the treaty. As a result, after considering the benefit of the tax treaty, with

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

October 31, 2008

respect to Indian taxes, the Fund is not expected to be subject to capital gains tax in India on the sale of Indian securities but is expected to be subject to Indian withholding tax on interest earned on Indian securities at the rate that may vary from 10% to 42.23%, depending on the nature of the underlying debt security. Dividends from Indian companies are paid to the Fund free of Indian tax. With respect to Mauritian taxes, the Fund is expected to be subject to an effective rate of tax of 3% of its net dividend and interest income and is not expected to be subject to taxes on capital gains.

E. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specified identified cost basis. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

F. Expenses

The Fund has agreed to pay an annual unitary management fee to the Adviser. The Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses.

G. Dividends and Distributions to Shareholders

The Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and distributes net realized taxable capital gains, if any, generally annually in cash. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's consolidated financial statements as a return of capital.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser, under which the Adviser has overall responsibility as the Fund's investment adviser for the selection and ongoing monitoring of the Fund's investments, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services.

The Fund has agreed to pay an annual unitary management fee of 0.78% of its average daily net assets, and the Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses. The Adviser has agreed to assume all organizational costs and offering costs on behalf of the Fund.

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units of the Fund. The Distributor does not maintain a secondary market in shares.

The Adviser has entered into a licensing agreement for the Fund with Indus Advisors LLC (the "Licensor"). The trademark is owned by the Licensor. The trademark has been licensed to the Adviser for use with the Fund. The Fund is not sponsored, endorsed, sold or promoted by the Licensor and the

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

October 31, 2008

Licensor makes no representation regarding the advisability of investing in the Fund. The Adviser is required to pay the licensing fee on behalf of the Fund.

The Trust has entered into a service agreement whereby Brown Brothers Harriman & Co. ("BBH") serves as administrator, custodian, fund accounting and transfer agent for the Fund.

BBH has agreed to provide an overdraft protection to the Fund according to the terms of the service agreement.

Note 4. Trustees' Fees

The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The Adviser, as a result of the unitary management fee, pays for such compensation. The "Interested" Trustee of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to a Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the shares selected, and the value decreases with distributions or with declines in the value of the shares selected.

Note 5. Federal Income Taxes

At October 31, 2008, the cost of investments for Federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Cost	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation
$86,045,707	$(36,404,939)	$84,570	$(36,489,509)

At October 31, 2008, the components of accumulated earnings/loss on a tax basis were as follows:

Earnings	Net Capital and other Losses	Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Currency Unrealized Appreciation/ (Depreciation)	Total Earnings/ (Loss)
$—	$(477,398)	$(36,402,648)	$84,570	$(21,757,596)	$(10,976,835)	$(36,880,046)

Distributions to Shareholders:

The tax character of distributions paid during the period ended October 31, 2008 was as follows:

Distributions paid from:

Ordinary Income	Short-Term Capital Gain	Long-Term Capital Gain	Return of Capital
$248,215	$—	$—	$14,462

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

October 31, 2008

At October 31, 2008, for Federal income tax purposes, the Fund had a capital loss carryforward in the amount of $477,398 due to expire in 2016, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that this loss carryforward is used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. The use of some portion of the capital loss carryforward by the Fund may be limited by federal tax rules. These rules limit the use of the carryforward when there has been a greater than fifty percent change in ownership of a fund.

In order to present shares of beneficial interest and accumulated net realized gains or losses on the Consolidated Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to shares of beneficial interest, undistributed net investment income or loss and net realized gains or losses on investments. These adjustments have no effect on net assets. For the period ended October 31, 2008, the adjustments were as follows:

Undistributed Net Investment Income (Loss)	Undistributed Capital Gains/(Losses)	Shares of Beneficial Interest
$(50,721)	$65,183	$(14,462)

Note 6. Investment Transactions

For the period from March 4, 2008 (date investment operations commenced) through October 31, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were $94,887,974 and $10,025,268, respectively. Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

Note 7. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted in cash. If an in-kind transaction is permitted, there will be a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

The Fund may charge transaction fees for creations and redemptions which are treated as increases in capital.

Note 8. Indemnification

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these agreements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares India Exchange-Traded Fund Trust:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the PowerShares India Exchange-Traded Fund Trust and its subsidiary (the "Trust") at October 31, 2008, and the results of their operations, the changes in their net assets, and the financial highlights for the period March 4, 2008 (commencement of operations) through October 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 23, 2008

Supplemental Information

Federal Income Tax Information

The percentages of investment income (dividend income plus short-term gains, if any) qualify as follows:

Qualified dividend income	Dividends-received deduction
100.00%	0.00%

The Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Gross foreign income	Foreign taxes paid
$492,342	$—

Supplemental Information (Continued)

Trustees and Officers

The Independent Trustees, the two Trustees who are affiliated with the Adviser and the Trustee who may not be deemed independent due to business reasons (the "Non-Independent Trustees") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge 50 YQA Capital Management, LLC 1755 S. Naperville Rd. Suite 100 Wheaton, IL 60187	Trustee	Since 2008	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	118	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2008, the Fund Complex consists of the Trust's one portfolio and three other exchange-traded fund trusts with 117 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Marc M. Kole 48 c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Rd. Wheaton, IL 60187	Trustee	Since 2008	Vice President of Finance and Accounting, Hope Network (social services) (November 2008-present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (September 2005-April 2008); formerly Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); formerly Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	118	None

D. Mark McMillan 45 c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Rd. Wheaton, IL 60187	Trustee	Since 2008	Partner, Bell, Boyd & Lloyd LLP (1989-Present)	118	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2008, the Fund Complex consists of the Trust's one portfolio and three other exchange-traded fund trusts with 117 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Philip M. Nussbaum 46 c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Rd. Wheaton, IL 60187	Trustee	Since 2008	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (November 2004-Present); formerly Managing Director, Communication Institute (May 2002-August 2003); formerly Executive Vice President of Finance, Betzold, Berg Nussbaum & Heitman, Inc. (March 1994-1999)	118	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2008, the Fund Complex consists of the Trust's one portfolio and three other exchange-traded fund trusts with 117 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Donald H. Wilson 48 c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Rd. Wheaton, IL 60187	Trustee	Since 2008	President, Chief Operating Officer and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (August 2007-Present); formerly Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006-August 2007); formerly Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995-February 2006)	118	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2008, the Fund Complex consists of the Trust's one portfolio and three other exchange-traded fund trusts with 117 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

The Trustees who are affiliated with the Adviser or an affiliate of the Adviser or have business connections with the Adviser and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Non-Independent Trustees and the other directorships, if any, held by the Trustees, are shown below.

Name, Address and Age of Non-Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
H. Bruce Bond 45 Invesco PowerShares Capital Management LLC 301 W. Roosevelt Rd. Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2007	Managing Director, Invesco PowerShares Capital Management LLC (August 2002-Present); formerly Manager, Nuveen Investments (April 1998-August 2002)	118	None

Couldip Basanta Lala 58 c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2008	Director, International Financial Services Limited (international tax and business advisory services) (December 1993-Present); Director of various Global Business Companies	1	None

Graeme J. Proudfoot 44 c/o London Office, Invesco Ltd. 30 Finsbury Square London, EC2A 1AG United Kingdom	Trustee	Since 2008	Head of Specialist Funds Division, Invesco Ltd. (August 1999-Present); Head of London Office, Invesco Ltd. (August 2007-Present)	1	Director, Invesco UK Limited, Invesco Asset Management Limited and various other group companies (1999-Present)

  *  This is the date the Non-Independent Trustees began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2008, the Fund Complex consists of the Trust's one portfolio and three other exchange-traded fund trusts with 117 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan 54 Invesco PowerShares Capital Management LLC 301 W. Roosevelt Rd. Wheaton, IL 60187	Chief Financial Officer, Treasurer and Secretary	Since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson 42 Invesco PowerShares Capital Management LLC 301 W. Roosevelt Rd. Wheaton, IL 60187	Chief Compliance Officer	Since 2008	General Counsel, Invesco PowerShares Capital Management LLC (September 2004-Present); Chief Compliance Officer, Invesco PowerShares Capital Management LLC (September 2004-April 2008); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at 800.337.4246.

  *  This is the period for which the officers began serving the Trust. Each officer serves until his successor is elected.

This page intentionally left blank

This page intentionally left blank

This page intentionally left blank

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund's proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's (the "Commission") website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs are available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in Exchange Traded Funds ("ETFs"), including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. Index-based ETFs are not actively managed. Actively managed ETFs do not necessarily seek to replicate the performance of a specific index. Both index-based and actively managed ETFs are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of Invesco PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares India Exchange-Traded Fund Trust.

An investor should consider each ETF's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

This report must be preceded or accompanied   800.983.0903
by the most recent fund prospectus.  www.invescopowershares.com

© 2008 Invesco PowerShares Capital Management LLC  P-PIN-AR-1

ITEM 2.  CODE OF ETHICS.

The registrant, as of the end of the period covered by this report (the “Reporting Period”), has adopted a code of ethics that applies to the registrant’s principal executive officer, and principal financial officer.  There have not been any changes to, or waivers from, any provision of the code of ethics during the Reporting Period.  A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Marc M. Kole, Philip M. Nussbaum and Donald H. Wilson possess the attributes identified in paragraph (b) of Item 3 of Form N-CSR to qualify as “audit committee financial experts,” and has designated Marc M. Kole, Philip M. Nussbaum and Donald H. Wilson as the registrant’s audit committee financial experts. Marc M. Kole, Philip M. Nussbaum and Donald H. Wilson are “independent” Trustees within the meaning of paragraph (a)(2) of Item 3 of Form N-CSR.

An audit committee financial expert is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the audit committee or Board of Trustees.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES —

(a) Audit Fees.  The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year ended October 31, 2008 were $70,000.  As the registrant commenced operations on March 4, 2008, no such fees were billed for the period ended October 31, 2007.

AUDIT-RELATED FEES

(b) Audit Related Fees. For the fiscal year ended October 31, 2008, the aggregate fees billed for assurance and related services rendered to the registrant by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0. As the registrant commenced operations on March 4, 2008, no such fees were billed for the period ended October 31, 2007. The aggregate fees billed for assurance and related services rendered by the principal accountant to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services for the registrant, that are reasonably related to the performance of the audit of the registrant’s financial statements, that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, and that are not reported under paragraph (a) of this Item, were $0 for the fiscal year ended October 31, 2008. As the registrant commenced operations on March 4, 2008, no such fees were billed for the period ended October 31, 2007.

(c) Tax Fees. For the fiscal year ended October 31, 2008, the aggregate fees billed for professional services rendered to the registrant by the principal accountant for tax compliance, tax advice, and tax planning  were $16,200.  As the registrant commenced operations on March 4, 2008, no such fees were billed for the period ended October 31, 2007.  The aggregate fees billed for professional services rendered by the principal accountant to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, for tax compliance, tax advice and tax planning that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were $0 for the fiscal year ended October 31, 2008 and $0 for the fiscal year ended October 31, 2007.

(d) All Other Fees. For fiscal year ended October 31, 2008, the aggregate  fees  billed for products and services provided to the registrant by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0.  As the registrant commenced operations on March 4, 2008, no such fees were billed for the period ended October 31, 2007.  The aggregate fees billed for products or services provided by the principal accountant to the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, other than the services reported in paragraph (a) through (c) of this Item, were $0 for the fiscal year ended October 31, 2008 and $0 for the fiscal year ended October 31, 2007.

(e) In accordance with the Audit Committee Charter, the audit committee shall pre-approve the engagement of the auditor, including the fees to be paid to the auditor, to provide any audit or non-audit services to the registrant and any non-audit services to the registrant’s investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides on-going services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.  The Chairman of the Audit Committee may pre-approve certain services to be provided by the auditor to the registrant.  All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f) Not Applicable.

(g) Aggregate fees billed to the registrant for non-audit services for the fiscal year ended October 31, 2008 were $16,200.  The aggregate fees billed by the auditor for non-audit services rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $0 for the fiscal year ended October 31, 2008.  As the registrant commenced operations on March 4, 2008, no such fees were billed for the period ended October 31, 2007.

(h) There were no non-audit services rendered to the Registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provide on-going services to the registrant.

PriceWaterhouseCoopers (“PwC”) advised the registrant’s Audit Committee that PwC had identified two matters that required further consideration under the SEC’s auditor independence rules.

First, PwC was engaged to perform services to an affiliate of the Registrant’s investment adviser, including (a) consulting with respect to the acquisition by the affiliate of certain assets from a third party; and (b) providing expert testimony in connection with any arbitration proceeding or litigation arising from or relating to the transaction. SEC rules provide that an accountant is not independent if, at any point during the audit and professional engagement period, the accountant provides expert services unrelated to the audit to an audit client.  Specifically, PwC would not be permitted to provide expert testimony nor perform other services in support of the client or its counsel in connection with a proceeding.  Within days of being engaged to provide the services, PwC determined that some of the services contemplated in the engagement terms would be inconsistent with the SEC’s auditor independence rules.  A review of the services performed pursuant to the original agreement was conducted.  Following the review, the initial engagement terms were modified to limit PwC’s services to those permitted under the rules.  Although PwC concluded that the services performed were not inconsistent with the SEC’s independence rules, because PwC and an affiliate of the Registrant’s investment adviser entered into an agreement that would have permitted PwC to provide an impermissible service in violation of Rule 2-01(c)(4)(x) of Regulation S-X, PwC reported this independence exception to the Audit Committee.

Second, an employee of PwC served as a nominee shareholder (effectively equivalent to a Trustee) of various companies or trusts since 2001.  Some of these companies held shares of INVESCO Nippon Warrants Fund (the “Investment”), an affiliate of Invesco Ltd., which owns the Registrant’s investment adviser and is part of the Investment Company Complex.  The Investment, which consisted of 2,070 shares, was initially entered into during July 1, 2001 - December 31, 2005.  PwC informed the Audit Committee that the second matter could have constituted an investment in an affiliate of an audit client in violation of Rule 2-01(c)(1) of Regulation S-X.

PwC advised the Audit Committee that it believes its independence had not been adversely affected as it related to the audit of the Registrant. In reaching this conclusion, PwC noted that during the time of its audit, the engagement team was not aware of the Investment, as it relates to the second matter, and that PwC did not believe either of these situations affected PwC’s ability to act objectively and impartially and to issue a report on financial statements as the Registrant’s independent auditor. Based upon PwC’s review and discussion, the Audit Committee concurred with PwC’s conclusions in relation to its independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended.  The members of the Audit Committee are Ron R. Bagge, Marc M. Kole, D. Mark McMillan, Phillip M. Nussbaum and Donald H. Wilson.

ITEM 6.   SCHEDULE OF INVESTMENTS.

A Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustee that would require disclosure herein.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the 1940 Act, (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act, (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of ethics is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not Applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PowerShares India Exchange-Traded Fund Trust

By: /s/ H. Bruce Bond
Name: H. Bruce Bond
Title: President (Principal Executive Officer)

Date: January 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ H. Bruce Bond
Name: H. Bruce Bond
Title: President (Principal Executive Officer)

By: /s/ Bruce T. Duncan
Name: Bruce T. Duncan
Title: Treasurer (Principal Financial Officer)

Date: January 14, 2009